VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 	CMA Tax-Exempt Fund Post-Effective
Amendment No. 32 to the Registration Statement
 on Form N-1A (Securities Act File No. 2-69877,
Investment Company Act File No. 811-3111)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
	 Act of 1933, as amended (the "1933 Act"),
	 CMA Tax-Exempt Fund (the"Fund")
	hereby certifies that:

(1) the form of Prospectus and Statement of Additional
 Information that would have been filed pursuant to Rule
497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 32 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 32 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on July 28, 2004.

Very truly yours,

CMA Tax-Exempt Fund


/s/Phillip S. Gillespie
Phillip S. Gillespie
Secretary of Fund